Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RETIREMENT SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 04, 2016
RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Retirement Reserves Money Fund (the “Fund”), a series of Retirement Series Trust (the “Trust”), is to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days (13 months) or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.
  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.
  Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
  Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
  When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Effective January 4, 2016, the Fund changed its investment strategies in order to be categorized as a “government money market fund” under Rule 2a-7 under the Investment Company Act, as more fully described in “Fund Overview—Principal Investment Strategies of the Fund.” Performance for the periods shown below prior to January 4, 2016 is based on the prior investment strategy utilized by the Fund, which permitted investment in a wider range of money market securities and instruments and was not constrained by the requirement to invest at least 99.5% of the Fund’s assets in cash, U.S. Government securities and repurchase agreements secured by such securities or cash. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 626-1960.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 626-1960
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares ANNUAL TOTAL RETURNS Retirement Reserves Money Fund As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 1.26% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2015).
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/15 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current 7-day yield, call (800) 626-1960.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 626-1960
RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.70%	[1]
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	$ 871
2006	rr_AnnualReturn2006	4.53%
2007	rr_AnnualReturn2007	4.98%
2008	rr_AnnualReturn2008	2.78%
2009	rr_AnnualReturn2009	0.32%
2010	rr_AnnualReturn2010	0.02%
2011	rr_AnnualReturn2011	none
2012	rr_AnnualReturn2012	none
2013	rr_AnnualReturn2013	none
2014	rr_AnnualReturn2014	0.01%
2015	rr_AnnualReturn2015	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	1.25%
RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.67%	[1]
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	258
5 Years	rr_ExpenseExampleYear05	463
10 Years	rr_ExpenseExampleYear10	$ 1,054
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	1.24%

[1]	The Fund's distributor has contractually agreed to waive the 0.20% distribution fee for Class II Shares through August 31, 2017. The waiver renews automatically for annual periods after August 31, 2017 unless the distributor notifies the Trust at least 30 days prior to the end of the annual period of its intention not to renew the waiver.